Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Revenue [Abstract]
Current	$ 52.1	$ 63.1
Non-current	265.0	309.1
Deferred revenue	$ 317.1	$ 372.2	$ 418.5